STATEMENT OF INVESTMENTS
BNY Mellon California AMT-Free Municipal Bond Fund

February 28, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.3%
Collateralized Municipal-Backed Securities - 1.3%
California Housing Finance Agency, Revenue Bonds (Green Bond) (Noble Towers Apartment) (Insured; Federal National Mortgage Association)	2.35	12/1/2035	4,834,872		4,761,897
California Housing Finance Agency, Revenue Bonds, Ser. A	4.25	1/15/2035	4,335,017		4,899,715
Total Bonds and Notes (cost $9,830,633)			9,661,612

Long-Term Municipal Investments - 99.8%
California - 99.0%
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds, Refunding (Sharp HealthCare Obligated Group) Ser. A	5.00	8/1/2043	13,250,000		13,927,728
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2037	1,650,000		1,852,724
Allan Hancock Joint Community College District, GO, Ser. C	5.60	8/1/2047	11,375,000	[a]	9,800,029
Anaheim Community Facilities District, Special Tax Bonds, Refunding	4.00	9/1/2046	1,690,000		1,764,556
Anaheim Community Facilities District, Special Tax Bonds, Refunding	4.00	9/1/2041	4,325,000		4,524,897
California, GO	4.00	11/1/2035	1,000,000		1,157,750
California, GO, Refunding	5.00	11/1/2022	2,275,000		2,338,118
California, GO, Refunding	5.00	8/1/2036	7,000,000		8,015,681
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	7,000,000		9,188,384
California Community Choice Financing Authority, Revenue Bonds (Green Bond) (Clean Energy Project)	4.00	12/1/2027	2,000,000	[b]	2,199,931
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	10,500,000	[b]	11,972,856
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,000,000		5,114,492

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization)	4.00	6/1/2049	1,000,000		1,096,555
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization)	5.00	6/1/2049	1,000,000		1,148,670
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,750,000		1,896,923
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2045	2,305,000		2,537,892
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2040	5,000,000		5,526,135
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000		4,399,048
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000		1,714,202
California Educational Facilities Authority, Revenue Bonds, Refunding (Occidental College)	5.00	10/1/2045	500,000		555,945
California Educational Facilities Authority, Revenue Bonds, Refunding (Pepperdine University)	5.00	9/1/2025	5,000,000	[c]	5,625,809
California Educational Facilities Authority, Revenue Bonds, Refunding (Pooled College & University Projects) Ser. A	5.63	7/1/2023	35,000		36,261
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000		6,718,936
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2048	3,000,000		3,492,554
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2025	1,150,000	[c]	1,299,436

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2025	750,000	[c]	847,458
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000		2,849,750
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000		2,291,997
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000		3,275,986
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2031	4,430,000		4,825,658
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2030	3,500,000		3,814,459
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	7/1/2023	7,500,000	[c]	7,895,319
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group) Ser. A	5.00	11/15/2037	3,360,000		3,913,634
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. A	5.00	8/15/2025	2,000,000	[c]	2,244,007
California Housing Finance Agency, Revenue Bonds, Ser. 2	4.00	3/20/2033	2,898,898		3,196,344
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,960,505		3,165,069
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	4,981,540		5,252,313
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000		1,735,589

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000		643,129
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000		725,938
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Holdings) Ser. A	5.00	1/1/2055	1,000,000	[d]	1,057,851
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Portfolio Project) Ser. A-1	5.00	1/1/2056	1,250,000	[d]	1,324,969
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Pictures Arts & Sciences Obligated Group)	5.00	11/1/2041	2,250,000		2,390,115
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000		1,631,865
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A	5.00	11/1/2046	2,500,000	[d]	2,768,800
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000		2,784,563
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000		1,293,738
California Municipal Finance Authority, Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000		2,178,967
California Municipal Finance Authority, Revenue Bonds (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000		3,583,003
California Municipal Finance Authority, Revenue Bonds (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000		2,222,653
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2035	1,500,000		1,732,498

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2033	3,800,000		4,395,875
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2041	1,750,000	[d]	1,911,151
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2046	2,170,000	[d]	2,357,802
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		3,233,993
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000		1,136,749
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000		1,149,754
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000		1,150,262
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000		4,005,491
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000		1,153,820
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000		1,271,060
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000		2,861,065
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood Obligated Group) Ser. A	5.00	10/1/2044	2,000,000		2,252,408

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000		2,467,700
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000		2,073,018
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2048	9,115,000		9,658,497
California Pollution Control Financing Authority, Revenue Bonds (San Jose Water Company Project)	5.10	6/1/2040	5,500,000		5,518,375
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	3,000,000	[b]	3,046,256
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2046	1,000,000	[d]	1,099,339
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2036	500,000	[d]	562,229
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital Obligated Group)	5.00	10/15/2047	3,000,000		3,368,653
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group Projects) Ser. A	5.00	7/1/2045	3,500,000	[d]	3,797,260
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2043	1,255,000	[d]	1,383,430
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2049	1,100,000	[d]	1,207,325
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	1,650,000	[d]	1,855,345
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[d]	667,651

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	875,000	[d]	977,574
California School Finance Authority, Revenue Bonds (Kipp SoCal Public Schools Obligated Group) Ser. A	5.00	7/1/2049	1,650,000	[d]	1,900,548
California School Finance Authority, Revenue Bonds (Kipp Social Project) Ser. A	4.00	7/1/2050	1,135,000	[d]	1,224,875
California School Finance Authority, Revenue Bonds, Refunding	5.00	8/1/2041	1,600,000	[d]	1,751,942
California School Finance Authority, Revenue Bonds, Refunding	5.00	8/1/2025	150,000	[c,d]	168,098
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,500,000	[d]	1,756,671
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	5,250,000	[d]	5,896,418
California Statewide Communities Development Authority, Revenue Bonds (Viamonte Senior Living Project)	3.00	7/1/2025	1,155,000		1,156,504
California Statewide Communities Development Authority, Revenue Bonds, Refunding (American Baptist Homes)	5.00	10/1/2045	3,550,000		3,850,354
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	700,000	[d]	786,355
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2032	1,855,000	[d]	2,119,496
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.00	11/1/2024	4,000,000	[c]	4,390,782
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000		5,901,832

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000		5,177,016
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Memorial Hospital Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	10/1/2024	2,100,000	[c]	2,309,798
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/2024	2,390,000	[c]	2,630,198
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000		1,360,543
California University, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2038	5,000,000		5,812,306
Eastern Municipal Water District Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,500,000		1,893,918
Eastern Municipal Water District Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2036	1,725,000		2,176,596
Eastern Municipal Water District Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	825,000		1,041,263
Escondido Union High School District, GO, Ser. C	0.00	8/1/2046	3,000,000	[e]	1,385,078
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049	3.05	4/15/2034	5,054,756		5,317,078
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. MO50	3.05	6/15/2037	6,100,000	[d]	6,411,097
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	0.00	1/15/2035	10,000,000	[e]	7,093,160
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000		1,650,234

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2037	850,000		969,363
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2035	1,000,000		1,141,464
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2026	2,500,000		2,861,595
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2022	4,500,000	[c]	4,549,608
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	8,000,000	[c]	9,391,411
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	47,000,000	[e]	7,030,894
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2026	3,265,000	[e]	3,014,964
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2023	4,850,000	[e]	4,765,619
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2022	2,105,000	[e]	2,098,125
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2035	6,835,000		8,089,991
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	3,255,000		3,855,746
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2038	1,800,000		2,033,197
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2037	2,500,000		2,827,109
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	4,250,000		4,750,885

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,804,622
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2044	2,500,000	2,682,081
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,115,000	1,233,062
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	455,698
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	1,000,000	1,139,246
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	1,000,000	1,139,246
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	7,000,000	7,740,879
Jurupa Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	9/1/2042	3,420,000	3,700,744
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2033	1,200,000	1,368,499
Lodi Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2030	1,275,000	1,521,763
Long Beach Harbor, Revenue Bonds, Ser. D	5.00	5/15/2042	3,500,000	3,844,007
Los Angeles Community Facilities District, Special Tax Bonds, Refunding (Playa Vista)	5.00	9/1/2030	1,095,000	1,191,767
Los Angeles Community Facilities District, Special Tax Bonds, Refunding (Playa Vista)	5.00	9/1/2029	1,170,000	1,273,619
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	4.00	6/1/2036	5,000,000	5,775,085

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2045	4,000,000	4,445,930
Los Angeles County Regional Financing Authority, Revenue Bonds (MonteCedro Project) Ser. A	5.00	11/15/2044	2,000,000	2,047,490
Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport) Ser. B	5.00	5/15/2038	3,500,000	3,659,376
Los Angeles Department of Airports, Revenue Bonds, Refunding (Los Angeles International Airport)	5.00	5/15/2032	16,985,000	20,138,289
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	4,215,000	4,951,112
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000	2,733,118
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. C	5.00	5/15/2038	4,500,000	4,977,846
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000	4,867,284
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2050	5,000,000	6,042,522
Los Angeles Department of Water & Power Water System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	3,000,000	3,702,432
Metropolitan Water District of Southern California, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	5,000,000	5,016,592
Metropolitan Water District of Southern California, Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000	2,222,796
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000	2,041,701
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2042	2,550,000	2,918,647
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000	1,699,495
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2038	1,565,000	1,774,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Oakland Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. TE	5.00	9/1/2036	3,000,000		3,342,392
Oakland Unified School District, GO, Ser. A	5.00	8/1/2025	3,500,000	[c]	3,916,076
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2047	1,000,000		1,133,578
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2042	3,000,000		3,427,107
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2041	6,000,000		6,633,056
Palomar Community College District, GO, Ser. B	6.38	8/1/2045	16,615,000	[a]	17,863,873
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000		2,119,761
Palomar Health, Revenue Bonds, Refunding (Palomar Health & Arch Health Partners Obligated Group)	5.00	11/1/2042	5,000,000		5,761,773
Peralta Community College District, GO, Refunding, Ser. A	4.00	8/1/2039	5,000,000		5,335,171
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2036	1,850,000		2,123,151
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2035	1,740,000		2,004,070
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2034	1,310,000		1,516,183
Pittsburg Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2028	3,000,000		3,430,599
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	3,000,000		3,615,798
Pomona Unified School District, GO (Insured; Build America Mutual) Ser. F	5.00	8/1/2039	2,000,000		2,169,111
Port of Los Angeles, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2039	2,050,000		2,229,697
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000		1,981,311
Sacramento City Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. G	4.00	8/1/2049	2,000,000		2,227,592

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Sacramento City Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. G	4.00	8/1/2044	1,000,000		1,123,203
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	3,250,000		3,679,564
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2035	1,000,000		1,181,257
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	1,375,000		1,622,984
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000		7,082,577
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000		6,560,338
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.25	9/1/2026	2,760,000		2,915,714
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000		2,340,105
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000		7,004,909
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2028	2,000,000		2,381,060
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	3,000,000		3,456,157
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000		1,077,922
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	5,000,000		5,571,406
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2024	4,000,000	[c]	4,314,350
San Diego County Water Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	4.00	5/1/2033	5,000,000		5,896,661
San Francisco Bay Area Rapid Transit District, Revenue Bonds, Ser. A	4.00	7/1/2037	2,500,000		2,783,226
San Francisco City & County, GO, Ser. C1	4.00	6/15/2037	3,710,000		4,257,436
San Francisco City & County Airport Commission, Revenue Bonds, Refunding	5.00	5/1/2029	2,000,000		2,014,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
San Francisco City & County Airport Commission, Revenue Bonds, Refunding	5.00	5/1/2028	1,000,000	1,007,409
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2027	2,000,000	2,274,238
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000	4,581,478
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2029	1,000,000	1,135,136
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	1,000,000	1,134,342
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2048	5,000,000	5,715,354
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	9,905,000	11,539,473
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. B	5.00	8/1/2043	1,100,000	1,251,625
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay North Redevelopment Project) Ser. A	5.00	8/1/2036	1,555,000	1,780,997
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. C	5.00	8/1/2041	1,750,000	1,995,976
San Mateo Foster Public Financing Authority, Revenue Bonds (Clean Water Program)	4.00	8/1/2039	1,500,000	1,715,837
San Mateo Foster Public Financing Authority, Revenue Bonds (Clean Water Program)	4.00	8/1/2037	2,200,000	2,528,319
Santa Margarita Water District, Special Tax Bonds (Community Facilities District No. 2013-1)	5.63	9/1/2043	6,720,000	7,039,727

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Santa Margarita Water District, Special Tax Bonds, Refunding (Community Facilities District No. 99-1) Ser. B	5.00	9/1/2027	1,945,000		2,089,054
South Orange County Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	8/15/2029	1,500,000		1,537,094
South Orange County Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	8/15/2030	1,000,000		1,024,672
Stockton Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2038	2,500,000		2,708,903
Tender Option Bond Trust Receipts (Series 2016-XM0375), (Riverside County Transportation Commission, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.25	12.62	6/1/2039	7,500,000	[d,f,g]	7,887,577
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	22.94	7/1/2043	12,000,000	[d,f,g]	12,150,316
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Green Bond)) Recourse, Underlying Coupon Rate (%) 4.00	18.28	8/1/2039	10,000,000	[d,f,g]	10,918,520
Tender Option Bond Trust Receipts (Series 2019-XF0762), (California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health)) Recourse, Underlying Coupon Rate (%) 5.00	23.41	11/15/2046	12,275,000	[d,f,g]	14,073,895
Tobacco Securitization Authority of Southern California, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	5,750,000		6,659,994
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000		746,740
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000		2,170,901

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000	802,056
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000	1,729,326
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2042	10,000,000	10,090,356
University of California, Revenue Bonds, Refunding, Ser. BH	4.00	5/15/2040	3,000,000	3,438,986
University of California, Revenue Bonds, Ser. AM	5.25	5/15/2030	3,000,000	3,256,262
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. J	5.00	5/15/2043	10,000,000	10,459,055
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000	3,227,907
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000	1,743,033
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000	2,015,813
Walnut Energy Center Authority, Revenue Bonds, Refunding	5.00	1/1/2027	2,150,000	2,331,720
Yosemite Community College District, GO, Ser. D	0.00	8/1/2031	5,545,000	[e] 4,560,479
				769,181,392
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	5,905,000	6,186,768
Total Long-Term Municipal Investments (cost $747,300,397)			775,368,160
Total Investments (cost $757,131,030)			101.1%	785,029,772
Liabilities, Less Cash and Receivables			(1.1%)	(8,355,531)
Net Assets			100.0%	776,674,241

GO—General Obligation

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $88,016,534 or 11.33% of net assets.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

g Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF INVESTMENTS
BNY Mellon California AMT-Free Municipal Bond Fund

February 28, 2022 (Unaudited)

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	9,661,612	-	9,661,612
Municipal Securities	-	775,368,160	-	775,368,160
Liabilities ($)
Other Financial Instruments:
Floating Rate Notes††	-	(29,455,000)	-	(29,455,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2022, accumulated net unrealized appreciation on investments was $27,898,742, consisting of $35,549,024 gross unrealized appreciation and $7,650,282 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.